Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—75.9%
		Alabama—8.2%
$ 5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 5,012,011
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,002,216
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.220% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,876,183
25,000,000		Mobile, AL IDB (Alabama Power Co.), PCRB (Series 2007B) Weekly, 3.920%, Mandatory Tender 6/2/2026	25,327,860
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	3,586,950
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	5,035,211
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 4.506% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,952,108
		TOTAL	94,792,539
		Arizona—1.2%
630,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 4.120% (SIFMA 7-day +0.250%), 1/1/2046	630,866
3,870,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 4.120% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	3,805,562
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	1,008,591
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,341,725
		TOTAL	13,786,744
		Arkansas—0.6%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), COL Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,511,620
3,895,000		Arkansas State, Federal Highway Grant and Tax Revenue Bonds (Series 2012), 3.000%, 4/1/2024	3,891,254
		TOTAL	7,402,874
		California—7.0%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 4.150% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,237,744
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 4.320% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,882,483
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 4.170% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,828,616
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 4.220% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	6,953,979
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.570% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,577,270
27,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 4.250%, Mandatory Tender 2/15/2024	27,483,736
1,710,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,708,403
9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	9,736,690
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 BANs, 2.000%, 6/1/2025	1,946,523
2,730,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 BANs, 2.000%, 6/1/2025	2,649,730
		TOTAL	80,005,174
		Colorado—1.3%
4,860,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2022D) FRNs, 4.740% (SIFMA 7-day +0.870%), 12/1/2025	4,860,580

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$ 6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 4.420% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	$ 5,953,011
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 3.961% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,989,479
		TOTAL	14,803,070
		Connecticut—0.6%
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	3,001,970
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2), 0.250%, Mandatory Tender 2/9/2024	3,986,018
		TOTAL	6,987,988
		Florida—1.6%
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,500,771
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	761,613
2,500,000		Lee County, FL HFA (Aria Landings), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 8/1/2025	2,498,331
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 3.755% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,439,918
		TOTAL	18,200,633
		Georgia—2.4%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (Fifth Series 1994), 2.150%, Mandatory Tender 6/13/2024	6,620,514
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,025,078
5,650,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (First Series 2012), 2.875%, Mandatory Tender 8/19/2025	5,549,437
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,533,112
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022A), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,000,903
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRB (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,529,257
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRB (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,764,629
		TOTAL	28,022,930
		Illinois—2.1%
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2024	2,000,000
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2025	2,028,538
3,500,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	3,608,273
2,000,000		Illinois Housing Development Authority (6900 Crandon LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,058,419
2,170,000		Illinois Housing Development Authority (South Shore HHDC LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,233,384
3,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	3,081,848
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,666,469
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,339,969
		TOTAL	24,016,900
		Indiana—0.5%
6,475,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 4.170% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,273,908
		Iowa—0.5%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021), (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,978,779

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$ 3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 4.323% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	$ 3,239,673
		TOTAL	6,218,452
		Kentucky—2.4%
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	8,032,471
3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021), (United States Treasury GTD), 0.300%, Mandatory Tender 2/1/2024	3,488,488
13,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	13,002,877
3,250,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2023A), 3.900%, 11/1/2025	3,250,237
		TOTAL	27,774,073
		Louisiana—2.4%
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B), 0.875%, Mandatory Tender 2/1/2025	2,906,920
8,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-1B), 4.200%, Mandatory Tender 10/1/2025	8,081,262
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,552,889
8,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1), 2.125%, Mandatory Tender 7/1/2024	8,760,874
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,438,374
		TOTAL	27,740,319
		Massachusetts—0.3%
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.470% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,219,761
		Michigan—0.4%
2,000,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2024	2,009,838
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.620% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,107,206
		TOTAL	5,117,044
		Mississippi—0.3%
2,940,000		Jackson County, MS, UT GO Water System Bonds (Series 1994), (Chevron Corp. GTD), 3.750%, Mandatory Tender 2/1/2024	2,940,000
		Missouri—0.6%
6,300,000		Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), The Depot on Old Santa Fe Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,603,219
		Nevada—1.1%
2,000,000		Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	2,022,539
3,500,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 4.500%, Mandatory Tender 6/3/2024	3,502,677
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,847,837
		TOTAL	12,373,053
		New Hampshire—0.6%
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1), 2.150%, Mandatory Tender 7/1/2024	1,487,913
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3), 2.150%, Mandatory Tender 7/1/2024	3,962,190
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4), 2.150%, Mandatory Tender 7/1/2024	1,981,095
		TOTAL	7,431,198
		New Jersey—3.2%
9,000,000		Belleville, NJ BANs, 5.000%, 7/10/2024	9,049,124

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 4,238,130		Haledon, NJ BANs, 4.500%, 9/27/2024	$ 4,261,316
6,650,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2024	6,670,591
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2025	5,119,025
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,884,656
2,665,000		New Jersey Housing & Mortgage Finance Agency (Hamilton Square Urban Renewal LLC), Multifamily Conduit Revenue Bonds (Series 2023B), (United States Treasury GTD), 4.080%, Mandatory Tender 12/1/2025	2,690,861
4,000,000		New Jersey Housing & Mortgage Finance Agency (New Center City Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2023-C), (United States Treasury COL), 5.000%, 6/1/2025	4,074,259
2,210,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,277,693
		TOTAL	37,027,525
		New Mexico—1.4%
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 1.150%, Mandatory Tender 6/4/2024	4,930,352
3,000,000		New Mexico Mortgage Finance Authority (JLG NM ABQ 2023, LLLP), Mountain View I & II Apartments Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2025	3,056,470
4,500,000		New Mexico Mortgage Finance Authority (JLG NM SAF 2023, LLLP), Santa Fe Apartments and Sangre De Cristo Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 6/1/2025	4,544,759
4,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	4,108,349
		TOTAL	16,639,930
		New York—4.6%
16,693,774		Adirondack, NY Central School District BANs, 4.500%, 6/27/2024	16,759,394
4,485,000		Carthage, NY Central School District BANs, 4.500%, 6/26/2024	4,500,549
6,270,000		Groton Central School District, NY BANs, 4.750%, 6/20/2024	6,296,758
4,500,000		Lloyd, NY BANs, 4.250%, 2/9/2024	4,500,886
1,500,000		Mayfield, NY Central School District BANs, 4.500%, 6/20/2024	1,504,645
6,330,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 3.941% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	6,324,217
2,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,081,201
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series C), 5.000%, 8/1/2025	2,332,064
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,014,991
8,000,000		Newburgh, NY BANs, 4.450%, 8/9/2024	8,009,258
		TOTAL	53,323,963
		North Carolina—2.2%
2,950,000		Asheville, NC Housing Authority (Vanderbilt TC2 Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 11/1/2025	3,025,697
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E), 0.800%, Mandatory Tender 10/31/2025	3,821,601
3,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2021B), 5.000%, Mandatory Tender 12/2/2024	3,552,345
850,000		Columbus County, NC Industrial Facilities & PCFA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	835,317
1,000,000		Columbus County, NC Industrial Facilities & PCFA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	959,088
13,635,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (SOFR Floating Rate Note) (Series 2019B) FRNs, 4.261% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,648,578
		TOTAL	25,842,626
		North Dakota—0.9%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	9,824,966

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—3.2%
$ 4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 4.750%, Mandatory Tender 12/1/2025	$ 4,431,871
18,425,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	18,660,272
2,917,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	2,977,497
2,665,000		Ohio HFA (Thornwood Commons Homes, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 12/1/2025	2,735,267
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,488,589
5,500,000		River Valley, OH Local School District BANs, 5.000%, 6/3/2024	5,519,954
		TOTAL	36,813,450
		Oregon—0.6%
3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,685,141
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	869,651
3,300,000		Oregon State Housing and Community Services Department (Susan Emmons Apartments LP), (United States Treasury COL), 4.350%, 6/1/2024	3,307,183
		TOTAL	6,861,975
		Pennsylvania—5.2%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 4.063% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,436,603
2,490,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 3.961% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,450,253
3,245,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 3.961% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,193,201
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 4.101% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,518,733
9,410,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 4.450% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	9,407,027
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 4.860% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,000,073
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.580%, Mandatory Tender 8/1/2024	4,799,764
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 4.270% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	8,959,941
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 4.470% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,739,260
		TOTAL	59,504,855
		South Carolina—2.2%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (United States Treasury PRF 2/1/2024@100), 4.516% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,001,972
		Tennessee—2.5%
3,000,000		Johnson City, TN Health & Education Facilities Board (Roan Hill, LP), Tapestry at Roan Hill COL Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026	3,014,303
3,500,000		Knoxville, TN Community Development Corp. (Austin Homes 1B), (Series 2021), 4.250%, 10/1/2024	3,516,344
5,000,000		Knoxville, TN Community Development Corp. (DGA Grosvenor Square LP),COL Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 4.000%, Mandatory Tender 6/1/2026	5,057,211
1,750,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place COL Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	1,760,801
700,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place COL Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	704,482
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), COL Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,506,312
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	3,024,503

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 7,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	$ 7,262,603
		TOTAL	28,846,559
		Texas—8.7%
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,435,763
4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B), (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,922,750
3,500,000		Denton County, TX HFA (THF Pathway on Woodrow, LP), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 2/1/2025	3,551,588
1,760,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	1,725,700
2,705,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (United States Treasury PRF 8/1/2024@100), 1.750%, Mandatory Tender 8/1/2024	2,684,102
3,840,000		Fort Bend, TX Independent School District, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,672,160
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 4.447% (SOFR x 0.70 +0.730%), Mandatory Tender 7/1/2024	4,998,173
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 3.950% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,998,284
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.720% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,741,038
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	3,838,456
2,450,000		Houston, TX Housing Finance Corp. (Temenos Place Apartments), (Series 2021), 4.080%, Mandatory Tender 2/1/2024	2,450,273
850,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2025	870,060
1,000,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2026	1,049,576
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	1,018,868
5,750,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2023A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 6/3/2024	5,745,723
7,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	7,842,748
14,985,000		Ponder, TX Independent School District, Variable Rate UT School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,738,155
3,370,000	[1]	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 4.740% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,364,085
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,581,122
2,126,000		Texas State Affordable Housing Corp. (Eden Court Senior Housing LP), (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 4/1/2026	2,198,140
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021), 0.650%, Mandatory Tender 12/1/2024	10,591,835
4,009,000		The Texas Home Collaborative (1518 Apartments Ltd), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	4,171,717
8,000,000		Trinity River, TX Public Facilities Authority (Cowan Place Apartments), (Series 2021), (United States Treasury COL), 4.400%, Mandatory Tender 4/1/2024	8,005,542
		TOTAL	100,195,858
		Virginia—3.3%
1,175,000		Harrisonburg, VA Redevelopment & Housing Authority (John Early Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2025	1,185,980
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,674,324
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,677,091
3,720,000		Northampton County and Towns, VA EDA (Myrtle Landing Renewal LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 4.500%, Mandatory Tender 4/1/2025	3,757,109
6,500,000		Southampton County, VA IDA (PRTI-Virginia One, LLC), Environmental Improvement Revenue Bonds (Series 2023), (United States Treasury COL), 4.875%, Mandatory Tender 12/12/2024	6,516,088
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,051,372

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$ 5,500,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	$ 5,486,475
6,500,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	6,520,648
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A), 0.750%, Mandatory Tender 9/2/2025	4,654,416
		TOTAL	37,523,503
		Washington—2.2%
4,000,000		King County, WA Housing Authority, Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-1), 5.000%, 1/1/2028	4,140,439
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 4.100% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,892,186
9,250,000	[1]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 4.120% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	8,997,842
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1), 5.000%, Mandatory Tender 8/1/2024	2,502,670
4,801,000		Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	4,984,951
		TOTAL	25,518,088
		West Virginia—0.5%
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A), 1.000%, Mandatory Tender 9/1/2025	5,150,274
		Wisconsin—1.1%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,505,309
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,694,700
		TOTAL	12,200,009
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $879,031,486)	873,985,432
	[1]	SHORT-TERM MUNICIPALS—23.4%
		California—3.8%
16,775,000		Los Angeles, CA Multifamily Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.780%, 1/4/2024	16,775,000
17,300,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.320%, 1/1/2024	17,300,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.270%, 1/4/2024	10,000,000
		TOTAL	44,075,000
		Florida—0.1%
1,700,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 1/4/2024	1,700,000
		Georgia—0.1%
950,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 4.500%, 1/1/2024	950,000
		Indiana—1.0%
11,600,000		Indiana State Finance Authority Environmental (ArcelorMittal SA), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 4.850%, 1/3/2024	11,600,000
		Kentucky—0.9%
800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 5.000%, 1/1/2024	800,000
5,695,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 5.050%, 1/1/2024	5,695,000
4,150,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.850%, 1/1/2024	4,150,000
		TOTAL	10,645,000
		Multi State—6.1%
21,400,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.850%, 1/1/2024	21,400,000
16,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.320%, 1/1/2024	16,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi State—continued
$13,300,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.320%, 1/1/2024	$ 13,300,000
19,275,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.320%, 1/1/2024	19,275,000
		TOTAL	69,975,000
		New York—1.0%
1,300,000		New York City, NY, (Series B-3) Weekly VRENs, 4.100%, 1/1/2024	1,300,000
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.320%, 1/4/2024	10,000,000
		TOTAL	11,300,000
		Ohio—1.1%
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 4.250%, 1/1/2024	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 4.300%, 1/1/2024	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.200%, 1/4/2024	500,000
		TOTAL	13,000,000
		Oklahoma—0.8%
8,950,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 4.430%, 1/1/2024	8,950,000
		Pennsylvania—0.6%
6,645,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 4.410%, 1/4/2024	6,645,000
		Texas—6.6%
39,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.930%, 1/3/2024	39,500,000
100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.650%, 1/1/2024	100,000
1,650,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.650%, 1/1/2024	1,650,000
24,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.850%, 1/3/2024	24,100,000
10,175,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.880%, 1/3/2024	10,175,000
		TOTAL	75,525,000
		Wisconsin—1.3%
15,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 5.270%, 1/4/2024	15,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $269,365,000)	269,365,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,148,396,486)	1,143,350,432
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	7,638,615
		TOTAL NET ASSETS—100%	$1,150,989,047
Securities that are subject to the federal alternative minimum tax (AMT) represent 17.7% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2023, these restricted securities amounted to $1,708,403, which represented 0.1% of total net assets.

Additional information on restricted securities held at December 31, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$1,710,000	$1,708,403

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuationand Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes